Expense Example - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund - Fidelity Series Value Discovery Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none